SCHEDULE OF AMORTIZED COST OF THE CONVERTIBLE NOTE (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Convertible Note Principal- Issued in November 2024	$ 1,635,000
Convertible Note Interest Adjustment	(123,030)
Fair value adjustment for Pre-Delivery Shares related to the issuance of Convertible Note	(1,499,150)
Total	$ 12,820